ACQUISITION OF JERRITT CANYON CANADA LTD (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about acquisition [Table Text Block]
Total Consideration

26,719,727 Consideration Shares issued to Sprott Mining with an accounting fair value of $15.59 per share(1)	$416,561
1,705,514 Private Placement Shares issued to Sprott Mining with an accounting fair value of $15.59 per share(1)	26,589
5,000,000 Consideration Warrants issued to Sprott Mining with an accounting fair value of $4.63 per warrant(2)	23,150
Triggered Tax Adjustment	12,570
Total consideration	$478,870

(1)Fair values of Consideration Shares and Private Placement Shares were estimated at $15.59 per share based on the opening price of First Majestic’s common share on the New York Stock Exchange on April 30, 2021, as compared to their deemed price of $17.59 according to the Acquisition Agreement.
(2)The Consideration Warrants have an exercise price of $20 per share for a three-year term expiring on April 30, 2024. The fair value of Consideration Warrants were estimated using the Black-Scholes method at the Jerritt Canyon Acquisition Date, using the following assumptions:

Disclosure of significant unobservable inputs used in fair value measurement of consideration warrants [Table Text Block]

Stock price (as of opening on April 30, 2021)	$15.59
Exercise price of Consideration Warrants	$20.00
Term (years)	3
Volatility	55%
Annual rate of quarterly dividends	0%
Discount rate - bond equivalent yield	0.5%
Total fair value of warrants	$23,150

Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]

Allocation of Purchase Price
	Preliminary as reported June 30, 2021	Adjustments	As reported December 31, 2021
Cash and cash equivalents	$1,025	$—	$1,025
Inventories	19,304	—	19,304
Trade and other receivables	135	(63)	72
Other financial assets	3,581	—	3,581
Prepaid expenses	1,662	62	1,724
Restricted cash(1)	96,985	—	96,985
Mining interest	409,930	22,729	432,659
Property, plant and equipment	224,034	(48,307)	175,727
Deposit on non-current assets	128	—	128
Trade and other payables	(27,159)	3,974	(23,185)
Lease liabilities(3)	(2,194)	—	(2,194)
Income taxes payable	(47,185)	1,866	(45,319)
Contingent environmental provision(2)	(17,900)	17,900	—
Decommissioning liabilities(2)	(87,705)	16,570	(71,135)
Deferred tax liabilities	(98,186)	(12,316)	(110,502)
Net assets acquired	$476,455	$2,415	$478,870
(1) Restricted cash includes $30.0 million proceeds from the issuance of Private Placement Shares which were deposited into the Escrowed Funds and $67.0 million in non-current environmental reclamation bonds.
(2) Decommissioning liabilities include funds required to establish a trust agreement with the Nevada Division of Environmental Protection (“NDEP”) to cover post-closure water treatment costs at Jerritt Canyon, which were previously reported as a contingent environmental provision.
(3) Lease liabilities are defined per Note 22.

Disclosure of significant unobservable inputs used in fair value measurement of mining interests [Table Text Block]

Short-term and long-term gold price	$1,750
Discount rate	5.1%
Mine life (years)	11
Average gold grade over life of mine	6.0 g/t
Average gold recovery rate	86%